Revenues (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Long term deferred revenue	$ 15.7	$ 15.7	$ 14.2
Revenue recognized	32.1	13.7
Remaining performance obligations	103.3	103.3
Expected remaining performance obligations recognized during next 12 months	86.3	86.3
Expected remaining performance obligations recognized over subsequent 12 months	9.9	9.9
Expected remaining performance obligations recognized remainder thereafter	7.1	7.1
Deferred sales commissions	$ 5.9	$ 5.9	$ 5.0